Document and Entity Information	Oct. 06, 2026
Cover [Abstract]
Entity Registrant Name	REPLIGEN CORP
Amendment Flag	false
Entity Central Index Key	0000730272
Document Type	8-K
Document Period End Date	Oct. 06, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-14656
Entity Tax Identification Number	04-2729386
Entity Address, Address Line One	41 Seyon Street
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02453
City Area Code	(781)
Local Phone Number	250-0111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	RGEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false